Composition of Certain Financial Statement Items	3 Months Ended
Apr. 30, 2021
Composition Of Certain Financial Statement Items [Abstract]
Composition of Certain Financial Statement Items

5. Composition of Certain Financial Statement Items

Inventories

Inventories consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Raw materials	$9,135	$13,029
Work-in-progress	1	68
Finished goods	19,732	20,495

Total Inventories	$28,868	$33,592

Property and equipment, net

Property and equipment, net consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Furniture and fixtures	$901	$1,594
Computers and software	5,394	5,384
Machinery and equipment	11,583	10,605
Tooling	7,991	7,705
Leasehold improvements	9,582	9,398
Owned and operated systems	19,733	17,703
Construction in progress	2,629	2,462

	57,813	54,851

Less: Accumulated depreciation	(26,602)	(24,863)

Total Property and Equipment, Net	$31,211	$29,988

Depreciation expense for the three months ended April 30, 2021 and 2020 was $2.7 million and $2.3 million, respectively.

Accrued and other current liabilities

Accrued and other current liabilities consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Accrued expenses	$14,592	$18,404
Refundable customer deposits	6,950	6,482
Taxes payable	5,977	5,213
Payroll and related expenses	5,545	7,547
Warranty accruals	3,000	3,000
Operating lease liabilities, current	2,494	2,393
Other liabilities	4,372	4,123

Total Accrued and Other Current Liabilities	$42,930	$47,162

Revenue

Revenue consisted of the following:

	Three Months Ended April 30,
	2021	2020
	(in thousands)
United States	$35,110	$30,291
Rest of World	5,400	2,485

Total revenue	$40,510	$32,776